Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Loss for the year	$ (15,942)	$ (1,913)	$ (157)
Adjustments to reconcile loss to net cash used in operating activities:	10,869	(467)
Net cash used in operating activities	(5,073)	(2,380)	(157)
Cash Flows from Investing Activities
Sales of marketable securities		128
Changes in short term deposits	(11,779)	(390)
Investment in affiliate company		(1,422)
Purchase of fixed assets	(271)	(73)
Net cash used in investing activities	(12,050)	(1,757)
Cash flows from Financing Activities:
Issuance of ordinary shares and warrants, net of issuance expenses	10,745	6,256
Proceeds from exercise of Warrants	12,009
Proceeds from exercise of Options	641
Acquisition of a subsidiary in connection with reverse recapitalization (See below)		1,245
Funding from Magna			157
Net cash provided by financing activities	23,395	7,501	157
Increase in cash and cash equivalents	6,272	3,364
Cash and cash equivalents at the beginning of the period	3,364
Cash and cash equivalents at the end of the period	9,636	3,364
Adjustments to reconcile loss to net cash used in operating activities:
Share-based payment	2,455	405
Depreciation	49	11
Revaluation of warrants	12,180	(1,847)
Equity in loss (gain) of an affiliated company	(156)	108
Revaluation of other investments	(3,967)
Revaluation of securities classified as trading	(4)	(104)
Realized loss of securities classified as available-for-sale, net		31
Issuance expenses presented in financing activities		166
Changes in assets and liabilities:
Increase in other receivables	(378)	(2)
Decrease in other current assets		429
Increase in trade payables	226	104
Decrease in other payables	464	232
Adjustments to reconcile loss to net cash used in operating activities	10,869	(467)
Assets (liabilities) acquired:
Current assets and liabilities excluding cash and cash equivalents		(5)
Marketable equity securities		(49)
Fixed assets		(5)
Other current assets		(429)
Reverse recapitalization effect on equity		1,733
Cash acquired in connection reverse recapitalization		$ 1,245